Loss Per Share (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Tuniu Corporation	¥ (185,512)	$ (26,981)	¥ (767,304)	¥ (2,407,194)
Accretion on redeemable noncontrolling interests	(2,422)	(352)	(5,725)	(106)
Net loss attributable to ordinary shareholders	¥ (187,934)	$ (27,333)	¥ (773,029)	¥ (2,407,300)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted (in shares)	377,744,381	377,744,381	378,230,039	373,347,855
Loss per share-basic and diluted | (per share)	¥ (0.50)	$ (0.07)	¥ (2.04)	¥ (6.45)